Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.14%
Aerospace & Defense–2.73%
AAR Corp.(b)	157,603	$17,251,224
ATI, Inc.(b)	59,097	8,596,250
Kratos Defense & Security Solutions, Inc.(b)	85,688	6,041,861
		31,889,335
Agricultural & Farm Machinery–0.85%
AGCO Corp.	86,086	9,974,785
Apparel, Accessories & Luxury Goods–0.83%
Kontoor Brands, Inc.(c)	138,344	9,724,200
Application Software–1.26%
Manhattan Associates, Inc.(b)	68,108	9,066,537
Unity Software, Inc.(b)	261,044	5,727,305
		14,793,842
Asset Management & Custody Banks–0.74%
Federated Hermes, Inc., Class B(c)	151,615	8,598,087
Automotive Parts & Equipment–2.31%
Dorman Products, Inc.(b)	117,728	12,286,094
Visteon Corp.	161,261	14,692,490
		26,978,584
Automotive Retail–1.51%
AutoNation, Inc.(b)	90,674	17,705,005
Biotechnology–3.53%
ADMA Biologics, Inc.(b)	521,461	4,698,364
Arrowhead Pharmaceuticals, Inc.(b)	139,540	8,749,158
BridgeBio Pharma, Inc.(b)	229,024	17,007,322
Twist Bioscience Corp.(b)(c)	227,351	10,803,719
		41,258,563
Building Products–2.29%
Hayward Holdings, Inc.(b)	620,177	8,297,968
Zurn Elkay Water Solutions Corp.(c)	411,478	18,450,674
		26,748,642
Commercial & Residential Mortgage Finance–1.37%
PennyMac Financial Services, Inc.	183,949	16,077,143
Communications Equipment–0.60%
Applied Optoelectronics, Inc.(b)	83,482	7,061,742
Construction & Engineering–0.80%
Fluor Corp.(b)	199,341	9,299,258
Construction Machinery & Heavy Transportation Equipment– 3.66%
Allison Transmission Holdings, Inc.	123,821	14,494,486
Atmus Filtration Technologies, Inc.	297,477	16,887,769
Federal Signal Corp.(c)	105,242	11,380,870
		42,763,125
Construction Materials–0.74%
Eagle Materials, Inc.(c)	45,580	8,635,131
Shares		Value
Diversified Banks–0.69%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	154,760	$8,121,805
Diversified Metals & Mining–0.47%
MP Materials Corp.(b)	114,717	5,536,242
Diversified REITs–1.62%
Essential Properties Realty Trust, Inc.(c)	624,493	18,959,607
Education Services–1.30%
Bright Horizons Family Solutions, Inc.(b)	60,894	5,001,224
Stride, Inc.(b)(c)	115,669	10,198,536
		15,199,760
Electric Utilities–0.98%
Portland General Electric Co.(c)	216,378	11,418,267
Electronic Components–1.36%
Belden, Inc.(c)	138,949	15,955,514
Electronic Equipment & Instruments–2.56%
Badger Meter, Inc.(c)	49,828	7,591,296
Itron, Inc.(b)(c)	138,280	12,394,036
Ralliant Corp.	239,532	9,962,136
		29,947,468
Electronic Manufacturing Services–1.16%
Sanmina Corp.(b)	104,206	13,509,266
Environmental & Facilities Services–1.24%
Casella Waste Systems, Inc., Class A(b)	183,162	14,532,073
Financial Exchanges & Data–1.19%
Bullish (Cayman Islands)(b)(c)	156,912	5,606,466
Miami International Holdings, Inc.(b)	213,920	8,325,766
		13,932,232
Food Distributors–0.59%
Chefs’ Warehouse, Inc. (The)(b)(c)	115,638	6,874,679
Footwear–1.03%
Steven Madden Ltd.	356,106	12,079,115
Gas Utilities–0.89%
Chesapeake Utilities Corp.(c)	82,730	10,454,590
Gold–0.55%
Coeur Mining, Inc.(b)	343,843	6,453,933
Health Care Facilities–0.83%
Encompass Health Corp.	100,742	9,744,774
Health Care REITs–1.85%
American Healthcare REIT, Inc.	460,092	21,697,939
Health Care Services–4.16%
Addus HomeCare Corp.(b)(c)	75,066	7,029,931
BrightSpring Health Services, Inc.(b)	486,622	20,734,963
Guardant Health, Inc.(b)	197,110	18,207,051
Lumexa Imaging Holdings, Inc.(b)(c)	319,370	2,746,582
		48,718,527
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Heavy Electrical Equipment–1.22%
Bloom Energy Corp., Class A(b)	105,261	$14,261,813
Homebuilding–2.01%
Champion Homes, Inc.(b)	160,942	11,969,256
KB Home(c)	224,205	11,602,609
		23,571,865
Hotels, Resorts & Cruise Lines–1.08%
Wyndham Hotels & Resorts, Inc.	155,684	12,646,211
Human Resource & Employment Services–0.77%
Korn Ferry	143,273	9,019,035
Industrial Machinery & Supplies & Components–4.61%
Enpro, Inc.	98,376	24,657,944
ESAB Corp.(c)	152,383	14,729,341
Gates Industrial Corp. PLC(b)	645,327	14,590,844
		53,978,129
Industrial REITs–1.38%
Terreno Realty Corp.(c)	262,134	16,100,270
Investment Banking & Brokerage–1.09%
BGC Group, Inc., Class A	1,300,766	12,721,491
IT Consulting & Other Services–1.11%
ASGN, Inc.(b)	334,290	12,940,366
Leisure Facilities–0.71%
Life Time Group Holdings, Inc.(b)(c)	308,852	8,320,473
Life Sciences Tools & Services–2.27%
Adaptive Biotechnologies Corp.(b)	659,937	9,159,926
BioLife Solutions, Inc.(b)(c)	456,719	8,714,198
Repligen Corp.(b)(c)	74,008	8,719,623
		26,593,747
Metal, Glass & Plastic Containers–1.07%
Silgan Holdings, Inc.	322,775	12,523,670
Oil & Gas Drilling–1.77%
Helmerich & Payne, Inc.	573,367	20,658,413
Oil & Gas Equipment & Services–2.57%
Kodiak Gas Services, Inc.	353,069	20,590,984
Weatherford International PLC	100,187	9,475,687
		30,066,671
Oil & Gas Exploration & Production–1.70%
Northern Oil and Gas, Inc.(c)	682,308	19,943,863
Other Specialized REITs–1.64%
Outfront Media, Inc.	725,177	19,217,190
Personal Care Products–0.58%
Interparfums, Inc.(c)	74,084	6,729,791
Pharmaceuticals–2.21%
Alumis, Inc.(b)(c)	251,866	5,548,608
Collegium Pharmaceutical, Inc.(b)	194,126	6,419,747
Nektar Therapeutics(b)	96,504	6,943,463
Tarsus Pharmaceuticals, Inc.(b)	98,397	6,902,549
		25,814,367
Shares		Value
Property & Casualty Insurance–1.75%
Definity Financial Corp. (Canada)	166,749	$7,850,185
Skyward Specialty Insurance Group, Inc.(b)	289,640	12,651,475
		20,501,660
Real Estate Services–0.23%
Cushman & Wakefield Ltd.(b)	222,740	2,730,792
Regional Banks–10.81%
Ameris Bancorp	159,864	12,467,793
Banc of California, Inc.(c)	780,514	13,721,436
Cathay General Bancorp	322,562	16,082,941
Columbia Banking System, Inc.	747,315	20,498,850
OceanFirst Financial Corp.	417,607	7,533,630
United Community Banks, Inc.	298,181	9,389,720
Webster Financial Corp.	248,799	17,271,627
Wintrust Financial Corp.	140,637	19,540,105
WSFS Financial Corp.	151,699	9,930,217
		126,436,319
Restaurants–2.01%
Cheesecake Factory, Inc. (The)	323,109	17,690,218
Dutch Bros, Inc., Class A(b)	115,281	5,840,135
		23,530,353
Semiconductor Materials & Equipment–1.25%
MKS, Inc.	63,623	14,621,202
Semiconductors–6.24%
Allegro MicroSystems, Inc.(b)(c)	445,737	14,054,088
Credo Technology Group Holding Ltd.(b)	72,406	6,796,751
Lattice Semiconductor Corp.(b)	181,439	16,830,282
MACOM Technology Solutions Holdings, Inc.(b)	61,431	13,641,982
Rambus, Inc.(b)	64,910	5,584,207
Silicon Laboratories, Inc.(b)	77,295	16,088,954
		72,996,264
Steel–1.29%
Commercial Metals Co.(c)	245,134	15,058,582
Transaction & Payment Processing Services–1.08%
Marqeta, Inc., Class A(b)	1,730,782	7,061,591
Paymentus Holdings, Inc., Class A(b)	220,770	5,607,558
		12,669,149
Total Common Stocks & Other Equity Interests (Cost $907,704,877)		1,148,294,919
Money Market Funds–1.89%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	7,745,118	7,745,118
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	14,381,082	14,381,082
Total Money Market Funds (Cost $22,126,200)		22,126,200
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $929,831,077)		1,170,421,119
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.03%
Invesco Private Government Fund, 3.63%(d)(e)(f)	35,804,213	$35,804,213
Invesco Private Prime Fund, 3.80%(d)(e)(f)	93,297,578	93,306,908
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,120,592)		129,111,121
TOTAL INVESTMENTS IN SECURITIES–111.06% (Cost $1,058,951,669)		1,299,532,240
OTHER ASSETS LESS LIABILITIES—(11.06)%		(129,425,479)
NET ASSETS–100.00%		$1,170,106,761
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,697,523	$25,239,926	$(23,192,331)	$-	$-	$7,745,118	$51,232
Invesco Treasury Portfolio, Institutional Class	10,576,946	46,874,148	(43,070,012)	-	-	14,381,082	94,495
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,177,197	94,719,142	(98,092,126)	-	-	35,804,213	401,200*
Invesco Private Prime Fund	101,627,965	223,932,919	(232,222,525)	(9,471)	(21,980)	93,306,908	1,086,291*
Total	$157,079,631	$390,766,135	$(396,576,994)	$(9,471)	$(21,980)	$151,237,321	$1,633,218

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,148,294,919	$—	$—	$1,148,294,919
Money Market Funds	22,126,200	129,111,121	—	151,237,321
Total Investments	$1,170,421,119	$129,111,121	$—	$1,299,532,240
Invesco V.I. Main Street Small Cap Fund®